Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (14,733,780)	$ (16,291,550)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	47,494	5,155
Gain/loss on disposal of fixed assets		34,549
Loss on extinguishment of debt	108,000
Materials cost in connection with license activity		6,287
Issuance costs in connection with warrants issued in the November 2016 private investment in public entity	39,200
Stock-based compensation	717,927	992,165
Amortization of debt issuance costs and debt discount	510,085	2,720,668
Change in fair value of warrants	43,200	501,617
Changes in assets and liabilities
Accounts receivable - trade	50,904	(55,867)
Inventory	(182,883)	(31,842)
Prepaid expenses	21,389	(299,913)
Deferred offering costs	(72,710)
Other long-term assets		(122,163)
Due from parent	(296,449)	(19,780)
Deferred revenue	(27,482)	228,134
Deferred rent	3,635	3,321
License fee payable	(425,000)	(1,200,000)
Accounts payable	(28,336)	(240,087)
Accrued expenses	(188,912)	(546,557)
Total cash used in operations	(14,413,718)	(14,315,863)
Cash Flows from Investing Activities
Purchase of equipment	(104,207)	(23,300)
Sale of equipment		20,600
Change in restricted cash	2,488,707	(3,000,000)
Total cash provided by investing activities	2,384,500	(3,002,700)
Cash Flows from Financing Activities
Proceeds from issuance of long-term debt		5,615,543
Repayment of long-term debt	(2,488,706)
Proceeds from issuance of redeemable convertible notes payable, net		1,250,000
Repayment of convertible notes payable		(100,000)
Repayment of notes payable		(1,000,000)
Proceeds from issuance of common stock in initial public offering, net of commissions and discounts		18,810,484
Deferred offering costs		(417,775)
Proceeds from issuance of common stock in follow-on secondary offering, net of commissions and discounts	5,000,000
Proceeds from the exercise of common stock options		12,650
Total Cash Provided by Financing Activities	5,282,666	24,170,902
Net increase (decrease) in cash and cash equivalents	(6,746,552)	6,852,339
Cash and cash equivalents, beginning of period	7,697,531	845,192
Cash and cash equivalents, end of period	950,979	7,697,531
Supplemental Schedule of Non-Cash Financing and Investing Activities
Interest paid on long-term debt	478,665	173,250
Warrants issued in connection with convertible notes payable		47,479
Warrants issued in connection with notes payable	108,000
Warrant, issued in conjunction with the initial public offering		400,400
Warrants issued in connection with private investment in public entity	756,001
Accretion of redeemable convertible preferred stock		346,374
Abatement of license fee payable to Napo		250,000
Conversion of convertible preferred stock to common stock		7,651,288
Conversion of preferred stock warrant liability to common stock warrants		1,150,985
Conversion of convertible notes to common stock		$ 2,100,000
Secondary public offering
Cash Flows from Financing Activities
Deferred offering costs	(869,898)
Private Investment in Public Entities June 2016
Cash Flows from Financing Activities
Deferred offering costs	(105,444)
Proceeds from issuance of common stock in a private investment in public entities, net of commissions, discounts	2,676,746
Private Investment in Public Entities October 2016
Cash Flows from Financing Activities
Proceeds from issuance of common stock in a private investment in public entities, net of commissions, discounts	150,000
Private Investment in Public Entities November 2016
Cash Flows from Financing Activities
Deferred offering costs	(80,033)
Proceeds from issuance of common stock in a private investment in public entities, net of commissions, discounts	$ 1,000,001